UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9637
                                   811-9739

Name of Fund: Merrill Lynch Large Cap Value Fund and Master Large Cap Value
              Portfolio

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      Large Cap Value Fund and Master Large Cap Value Portfolio, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 05/01/04 - 07/31/04

Item 1 - Schedule of Investments

                                              Merrill Lynch Large Cap Value Fund

Schedule of Investments as of July 31, 2004

                             Beneficial Interest                     Mutual Funds                                       Value
--------------------------------------------------------------------------------------------------------------------------------
                               $ 621,917,800              Master Large Cap Value Portfolio                         $ 733,634,822
--------------------------------------------------------------------------------------------------------------------------------
                                                          Total Mutual Funds (Cost - $675,306,571) - 100.1%          733,634,822
--------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $675,306,571) - 100.1%                                                                     733,634,822

Liabilities in Excess of Other Assets - (0.1%)                                                                          (631,251)
                                                                                                                   -------------
Net Assets - 100.0%                                                                                                $ 733,003,571
                                                                                                                   =============

                                                Master Large Cap Value Portfolio

Schedule of Investments as of July 31, 2004

                                              Shares
Industry#                                      Held                            Common Stocks                              Value
===================================================================================================================================
Consumer Discretionary
===================================================================================================================================
Auto Components - 1.5%                        72,000       Autoliv, Inc.                                             $    3,030,480
                                             417,000       Dana Corporation                                               8,043,930
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.3%         336,000       McDonald's Corporation                                         9,240,000
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 2.0%                    107,000       M.D.C. Holdings, Inc.                                          7,185,050
                                             183,000       The Stanley Works                                              7,759,200
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.2%                                  30,000      +Getty Images, Inc.                                             1,638,600
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 5.4%                      336,000       Dillard's, Inc. (Class A)                                      7,657,440
                                             234,000       J.C. Penney Company, Inc. (c)                                  9,360,000
                                             332,000       The May Department Stores Company                              8,807,960
                                             166,000       Nordstrom, Inc.                                                7,287,400
                                             486,000       Saks Incorporated                                              6,342,300
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 5.6%                      231,000      +American Eagle Outfitters, Inc. (c)                            7,569,870
                                             220,000      +Barnes & Noble, Inc. (c)                                       7,563,600
                                             141,000       Borders Group, Inc.                                            3,224,670
                                             332,000       Claire's Stores, Inc.                                          7,652,600
                                             316,000       Foot Locker, Inc.                                              7,110,000
                                             131,000       Michael's Stores, Inc.                                         7,077,930
                                              20,000       Regis Corporation                                                823,200
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Consumer Discretionary - 16.0%                         117,374,230
===================================================================================================================================
Consumer Staples
===================================================================================================================================
Beverages - 1.4%                             255,000       Coca-Cola Enterprises Inc.                                     5,202,000
                                             286,000       PepsiAmericas, Inc.                                            5,368,220
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.8%              235,000       Costco Wholesale Corporation                                   9,555,100
                                             452,000      +Rite Aid Corporation                                           2,219,320
                                              41,000       SUPERVALU Inc.                                                 1,170,960
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 2.2%                         514,000       Archer-Daniels-Midland Company                                 7,931,020
                                             420,000       Tyson Foods, Inc. (Class A) (c)                                8,005,200
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Consumer Staples -  5.4%                                39,451,820
===================================================================================================================================
Energy
===================================================================================================================================
Oil & Gas - 15.6%                            101,000       Amerada Hess Corporation (c)                                   8,418,350
                                             153,000       Anadarko Petroleum Corporation                                 9,147,870
                                             144,000       Ashland Inc.                                                   7,526,880
                                             215,000       Burlington Resources Inc. (c)                                  8,206,550
                                              97,000       ChevronTexaco Corporation                                      9,278,050
                                             183,000       ConocoPhillips                                                14,414,910
                                             535,000       Exxon Mobil Corporation                                       24,770,500
                                             158,000       Kerr-McGee Corporation                                         8,295,000
                                             132,000      +Newfield Exploration Company                                   7,797,240
                                             114,000       Sunoco, Inc. (c)                                               7,771,380
                                             117,000       Valero Energy Corporation                                      8,765,640
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Energy - 15.6%                                         114,392,370
-----------------------------------------------------------------------------------------------------------------------------------

                                                Master Large Cap Value Portfolio

                                              Shares
Industry#                                      Held                            Common Stocks                              Value
===================================================================================================================================
Financials
===================================================================================================================================
Capital Markets - 1.1%                       100,000       The Bear Stearns Companies Inc. (c)                       $    8,342,000
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.9%                       96,000       Bank of America Corporation                                    8,160,960
                                             184,000       KeyCorp                                                        5,553,120
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 2.5%        353,000       Citigroup Inc.                                                15,563,770
                                              80,000       J.P. Morgan Chase & Co.                                        2,986,400
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 16.3%                            241,000      +Allmerica Financial Corporation                                7,184,210
                                             253,000       The Allstate Corporation                                      11,911,240
                                             226,000       American Financial Group, Inc.                                 6,709,940
                                             315,000       Aon Corporation (c)                                            8,328,600
                                             191,000       Berkley (W.R.) Corporation                                     7,819,540
                                             165,000      +CNA Financial Corporation                                      4,352,700
                                             122,000       The Chubb Corporation                                          8,391,160
                                             215,000       Fidelity National Financial, Inc.                              7,793,750
                                             153,000       The Hartford Financial Services Group, Inc.                    9,960,300
                                             193,000       Lincoln National Corporation                                   8,434,100
                                             151,000       Loews Corporation                                              8,551,130
                                             234,000       MetLife, Inc.                                                  8,346,780
                                              87,000       Nationwide Financial Services, Inc. (Class A)                  3,085,890
                                              85,000       Protective Life Corporation                                    3,081,250
                                             140,000       Prudential Financial, Inc.                                     6,518,400
                                             181,000       SAFECO Corporation (c)                                         8,517,860
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance- 1.4%             144,000       Countrywide Financial Corporation (c)                         10,382,400
                                               1,000       MGIC Investment Corporation                                       71,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Financials - 23.2%                                     170,046,500
===================================================================================================================================
Health Care
===================================================================================================================================
Health Care Equipment &                      111,000       Bausch & Lomb Incorporated                                     6,836,490
Supplies - 1.8%                              140,000       Becton, Dickinson and Company (c)                              6,612,200
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                      101,000      +Anthem, Inc. (c)                                               8,329,470
Services - 4.0%                              138,000       CIGNA Corporation                                              8,557,380
                                             214,000      +PacifiCare Health Systems, Inc.                                6,541,980
                                             946,000      +Service Corporation International                              6,007,100
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Health Care - 5.8%                                      42,884,620
===================================================================================================================================
Industrials
===================================================================================================================================
Air Freight & Logistics - 1.0%               174,000       Ryder System, Inc.                                             7,464,600
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.5%        290,000       IKON Office Solutions, Inc.                                    3,442,300
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.1%                  209,000       Rockwell Automation, Inc.                                      7,818,690
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.5%              780,000       General Electric Company                                      25,935,000
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.9%                             116,000       Cummins Inc.                                                   8,053,880
                                             220,000       The Timken Company                                             5,464,800
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.2%                           337,000       Norfolk Southern Corporation                                   8,994,530
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Industrials - 9.2%                                      67,173,800
-----------------------------------------------------------------------------------------------------------------------------------

                                                Master Large Cap Value Portfolio

                                              Shares
Industry#                                      Held                            Common Stocks                              Value
===================================================================================================================================
Information Technology
===================================================================================================================================
Communications Equipment - 3.2%              126,000      +Avaya Inc.                                                $    1,845,900
                                           2,485,000      +Lucent Technologies Inc. (c)                                   7,579,250
                                             402,000       Motorola, Inc.                                                 6,403,860
                                             885,000      +Tellabs, Inc.                                                  7,885,350
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.5%               769,000       Hewlett-Packard Company                                       15,495,350
                                             164,000      +NCR Corporation                                                7,614,520
                                             110,000      +Storage Technology Corporation                                 2,744,500
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                       344,000      +Arrow Electronics, Inc. (c)                                    8,139,040
Instruments - 3.5%                           403,000      +Avnet, Inc.                                                    7,826,260
                                             106,000      +Ingram Micro Inc. (Class A)                                    1,510,500
                                             206,000      +Tech Data Corporation                                          7,716,760
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.1%                           302,000       Sabre Holdings Corporation                                     7,710,060
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 1.2%                    647,000      +Xerox Corporation (c)                                          8,967,420
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                           1,250,000      +Atmel Corporation (c)                                          5,350,000
Semiconductor Equipment - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Software - 1.3%                              173,000       Autodesk, Inc. (c)                                             6,954,600
                                             159,000      +BMC Software, Inc.                                             2,493,120
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Information Technology - 14.5%                         106,236,490
===================================================================================================================================
Materials
===================================================================================================================================
Chemicals - 1.1%                             176,000       Eastman Chemical Company                                       7,863,680
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 2.1%                107,000       Ball Corporation                                               7,723,260
                                             523,000      +Owens-Illinois, Inc.                                           7,688,100
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.8%                        95,000       Nucor Corporation                                              7,946,750
                                             270,000       Worthington Industries, Inc.                                   5,529,600
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 1.1%               250,000       Georgia-Pacific Corporation                                    8,400,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Materials - 6.1%                                        45,151,390
===================================================================================================================================
Utilities
===================================================================================================================================
Electric Utilities - 3.2%                    309,000       Edison International                                           8,281,200
                                             356,000       Northeast Utilities (c)                                        6,657,200
                                             214,000       TXU Corporation                                                8,487,240
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated              1,715,000      +Dynegy Inc. (Class A) (c)                                      7,203,000
Power - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Utilities - 4.2%                                        30,628,640
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks (Cost - $675,011,298) - 100.0%           733,339,860
-----------------------------------------------------------------------------------------------------------------------------------

                                                Master Large Cap Value Portfolio

Schedule of Investments as of July 31, 2004 (concluded)

                                         Beneficial
                                          Interest                       Short-Term Securities                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                        $  1,280,924       Merrill Lynch Liquidity Series, LLC Cash Sweep            $    1,280,924
                                                           Series I (a)
                                          92,748,700       Merrill Lynch Liquidity Series, LLC Money Market              92,748,700
                                                           Series (a)(b)
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Short-Term Securities (Cost - $94,029,624) - 12.8%      94,029,624
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $769,040,922*) - 112.8%                                                                       827,369,484

Liabilities in Excess of Other Assets - (12.8%)                                                                         (93,734,662)
                                                                                                                     --------------
Net Assets - 100.0%                                                                                                  $  733,634,822
                                                                                                                     ==============

(a) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      ---------------------------------------------------------------------------------------------------------------------
                                                                                           Net            Interest/Dividend
        Affiliate                                                                       Activity               Income
      ---------------------------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I                        $ (3,247,192)             $15,189
      Merrill Lynch Liquidity Series, LLC Money Market Series                        $ 28,788,988              $51,423
      Merrill Lynch Premier Institutional Fund                                        (21,319,903)             $12,920
      ---------------------------------------------------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Security, or portion of security, is on loan.
+     Non-income producing security.
# For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
* The cost and unrealized appreciation/depreciation of investments as of July 31, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $773,917,575
                                                                   ============
      Gross unrealized appreciation                                 $70,024,701
      Gross unrealized depreciation                                 (16,572,792)
                                                                   ------------
      Net unrealized appreciation                                 $  53,451,909
                                                                  =============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Large Cap Value Fund and Master Large Cap Value Portfolio


By: /s/ Terry K. Glenn
    ------------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Large Cap Value Fund and Master Large Cap Value Portfolio

Date: September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ------------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Large Cap Value Fund and Master Large Cap Value Portfolio

Date: September 17, 2004


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Large Cap Value Fund and Master Large Cap Value Portfolio

Date: September 17, 2004